KATTEN MUCHIN ROSENMAN LLP
575 Madison Avenue
New York, New York 10022
November 17, 2008
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Equity Opportunity Trust Value Select Ten Series 2008F
File #333-154980
Rule 497(j) Filing
Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 14, 2008.

Very truly yours,
/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.

cc: Ms. Patricia Mengiste